Loan Agreements - Summary of Minimum Future Principal Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 3,321
Unamortized discount relating to warrants	(197)
Total	3,124
Less current portion	(3,124)	(3,134)
Long-term portion		$ 3,124